Contingent Liability	3 Months Ended
Jun. 30, 2024
Disclosure Of Contingent Liability [Abstract]
Contingent Liability [Text Block]

19. Contingent Liability

On July 7, 2022 GreenPower entered into an asset purchase agreement with Lion Truck Body Inc., a truck body manufacturer located in Torrance, CA, under which Greenpower purchased all of the assets of the business through its wholly owned subsidiary, Lion Truck Body Incorporated.

The acquisition included that GreenPower would assume a term loan from the seller subject to the seller obtaining the required consents to allow for the assumption. The term loan had a principal outstanding of approximately of approximately $1.5 million as at July 7, 2022, an interest rate of 3.75%, a maturity in May 2050, and fixed monthly payments. As at June 30, 2024 and March 31, 2024 the seller has not provided the Company with any evidence that he has obtained the required consents for the Company to assume the loan and there is significant uncertainty over whether the seller will obtain these consents. In accordance with IAS 37, as at June 30, 2024 and March 31, 2024, amounts representing the term loan have been recognized as a contingent liability on the Company's Consolidated Statement of Financial Position.